Goodwill, Net (Tables)	12 Months Ended
May 31, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Goodwill, Net
Goodwill, net, consisted of the following:

	As of May 31,
	2020	2021
	US$	US$
Beginning balance	86,541	87,293
Acquisition	2,815	13,420
Exchange differences	(2,063)	8,326

Ending balance	87,293	109,039
Accumulated impairment	(6,927)	(35,785)

Goodwill, net	80,366	73,254